EFMT DEPOSITOR LLC ABS-15G

EXHIBIT 99.44

Loan Count:	628 / 809
Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	50	7.96%
Appraised Value	17	2.71%
CLTV	16	2.55%
Debt Service Coverage Ratio	456	72.61%
First Payment Due Date	1	0.16%
Initial Interest Rate Cap (Change Up)	3	0.48%
Loan Purpose	13	2.07%
LTV	29	4.62%
Maturity Date	1	0.16%
Original Interest Rate	2	0.32%
Original Loan Amount	2	0.32%
Original Qualifying FICO Score	24	3.82%
Origination/Note Date	38	6.05%
Originator Back-End DTI	27	4.30%
Property Type	30	3.71%
Sales Price	13	1.61%
Subject Street Address	2	0.25%
The Original Principal and Interest Payment Amount	13	2.07%